Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FAIRHOLME FUNDS INC
Prospectus Date	rr_ProspectusDate	Mar. 29, 2019
Document Creation Date	dei_DocumentCreationDate	Aug. 09, 2019